Convertible Note Liability (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Note Liability [Abstract]
Schedule of Reconciliation of the Embedded Derivative Liabilities

The following table presents a reconciliation of the embedded derivative liabilities:

	2025	2024
	USD	USD

At January 1	609,320	-
Initial recognition upon issuance	3,234,329	609,320
Change in fair value recognized in consolidated statement of comprehensive loss	(3,597,955)	-
Reclassification to equity on conversion of convertible notes	(245,694)	-
At December 31	-	609,320